UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number          811-3906
                                            --------

     PC&J Performance Fund
     ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:          937-223-0600
                                                             ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:  June 30, 2012
                           -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.




PC&J PERFORMANCE
FUND

Semi-Annual Report to Shareholders
June 30, 2012

------
PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2012
(UNAUDITED)




                                            PERCENT
                                             OF NET       NUMBER OF
SECURITY                                     ASSETS        SHARES        VALUE
----------------------------------------    --------      ---------    ----------
----------------------------------------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer Discretionary:                        13.2%
 Autozone Inc. 1                                                700    $  257,019
 Coinstar Inc. 1                                              4,000       274,640
 Comcast Corp.                                                6,000       191,820
 Costco Wholesale Corp.                                       3,000       285,000
 Dollar Tree Inc. 1                                           2,000       107,600
 Home Depot Inc.                                              4,000       211,960
 Lennar Corp.                                                 8,000       247,280
 Panera Bread Co. 1                                           1,200       167,328
 The TJX Companies Inc.                                       7,000       300,510
 Ulta Salon Cosmetics & Fragrance Inc. 1                      2,000       186,760

                                                                        2,229,917


Consumer Staples:                               2.1
 Wal Mart Stores Inc.                                         5,000       348,600

Energy:                                         5.0
 Continental Resources Inc. 1                                 1,000        66,620
 Eagleford Energy Inc. 1, 3, 5                              200,000        50,000
 Schlumberger Ltd.                                            3,000       194,730
 SPDR Energy Select Sector 2                                  8,000       530,960

                                                                          842,310


Financial Services:                            14.3
 American Tower Corp.                                         6,000       419,460
 Charles Schwab Corp.                                        16,000       206,880
 KKR Financial Holdings LLC                                  10,000        85,200
 Lincoln National Corp.                                      10,000       218,700
 Och Ziff Capital Management Group                           23,000       174,340
 Ocwen Financial Corp. 1                                     21,000       394,380
 Texas Capital Bancshares 1                                   9,000       363,510
 iShares Dow Jones Real Estate 2                              2,000       127,870
 SPDR S&P Regional Banking 2                                 16,000       438,080

                                                                        2,428,420


Healthcare:                                    14.9
 Abbott Labs                                                  5,000       322,350
 Alexion Pharmaceuticals Inc. 1                               3,000       297,900
 Biogen Idec Inc. 1                                           2,000       288,760
 Cerner Corp. 1                                               3,000       247,980
 Intuitive Surgical Inc. 1                                      800       443,032
 Questcor Pharmaceuticals Inc. 1                              6,000       319,440



See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2012
(UNAUDITED)



                                           PERCENT
                                            OF NET       NUMBER OF
SECURITY                                    ASSETS        SHARES         VALUE
---------------------------------------    --------      ---------    -----------
---------------------------------------

Healthcare (continued):
 SXC Health Solutions Corp. 1                                6,000    $   595,260

                                                                        2,514,722


Industrials:                                   6.1%
 BE Aerospace Inc. 1                                         4,000        174,640
 Honeywell International Inc.                                2,000        111,680
 Sionix Corp. 1                                          1,666,673        115,000
 Transdigm Group Inc. 1                                      4,700        631,210

                                                                        1,032,530


Information Technology:                       14.4
 EBay Inc. 1                                                 6,000        252,060
 Equinix Inc. 1                                              2,000        351,300
 Google Inc. 1                                                 300        174,021
 International Business Machines Corp.                       1,800        352,044
 Mastercard Inc.                                               300        129,033
 Mellanox Technologies Ltd. 1                                4,000        283,284
 PowerShares QQQ Trust 2                                     7,000        449,120
 Rackwise Inc. 1                                           300,000         75,000
 Visa Inc.                                                   3,000        370,890

                                                                        2,436,752


Materials:                                     1.9
 Monsanto Co.                                                2,000        165,560
 SPDR Gold Trust 1,2                                         1,000        155,190

                                                                          320,750


Utilites:                                      1.3
 SPDR Utilities 1, 2                                         6,000        221,940

Diversified Indexed Trusts:                    3.9
 EG Shares Emerging Markets Cons Idx 2                      10,000        231,100
 Morgan Stanley China A Share Fund 2                         9,200        177,468
 iShares Inc. MSCI Canada Index 2                            3,850         99,484
 iShares Inc. MSCI Brazil Index 2                            3,000        155,085

                                                                          663,137


TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $11,084,245)                           77.1                     13,039,078




See notes to financial statements.

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2012
(UNAUDITED)



                                              PERCENT
                                               OF NET       NUMBER OF
SECURITY                                       ASSETS       SHARES/PAR       VALUE
------------------------------------------    --------      ----------    ------------
------------------------------------------

WARRANTS                                          0.0%
 Eagleford Energy Inc. Warrants1,3,4                           100,000    $         0
 5-10-2015 (Cost $0)
 Sionix Corporation Warrants 1,4                               833,336              0
 10-13-2015 (Cost $0)
 Rackwise Inc. Warrants1,4                                     150,000              0
 11-18-2016 (Cost $0)


TOTAL WARRANTS
 (Cost $0)                                                                          0


CONVERTIBLE PREFERRED STOCK
TRUST                                             0.6
 ACP HyperActive Technologies Trust 1,3,4                      125,000        109,673
 (Cost $125,000)


MUTUAL FUNDS                                     25.2
 First American Treasury Oblig. Fund                         4,270,173      4,270,173
 (Cost $4,270,173)


TOTAL INVESTMENTS
 (Cost $15,479,418) 6                           102.9                      17,418,924


ASSETS LESS OTHER LIABILITIES                    (2.9)                       (488,593)


NET ASSETS                                      100.0%                    $16,930,331








1  Non-income producing security.
2 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
3 Security has been deemed illiquid. At June 30, 2012, the aggregate value of illiquid securities was $159,673, which is 0.9% of the Fund's net assets.
4 Security valued according to "good faith pricing" guidelines. (See Note A) 5 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate amount of Rule 144A securities was $50,000, which is 0.3% of the Fund's net assets.
6 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation. (See Note D)

See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2012
(UNAUDITED)




ASSETS:
Investments in securities, at value
 (Cost basis - $15,479,418) (Notes A & D)                        $17,418,924

Receivables:
 Dividends and interest                                               42,970
 Fund shares sold                                                      5,134
 Securities sold                                                     986,790

             Total receivables                                     1,034,894


Total assets                                                      18,453,818


LIABILITIES:

Payables:
             Accrued expenses (Note B)                                21,953
             Fund shares redeemed                                      5,000
 Securities purchased                                              1,496,534

             Total payables                                        1,523,487


NET ASSETS                                                       $16,930,331



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of period                                                 850,727
 Net decrease (Note C)                                                  (289)

 End of period                                                       850,438




NET ASSET VALUE, offering price and redemption price per share   $     19.91



NET ASSETS CONSIST OF:
 Paid in capital                                                 $14,306,328
 Net unrealized appreciation on investments                        1,939,506
 Undistributed net investment loss                                  (181,266)
 Accumulated net realized gain on investments                        865,763

 Net Assets                                                      $16,930,331







See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)



INVESTMENT INCOME (Note A):
 Dividends                                                       $ 61,745
 Interest                                                           4,987

Total investment income                                            66,732
                                                                 ---------

EXPENSES (Note B):
 Investment advisory fee                                           84,545
 Management fee                                                    50,727

Total expenses                                                    135,272


NET INVESTMENT (LOSS)                                             (68,540)


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                                 740,709
 Change in unrealized appreciation/depreciation of investments    160,164

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                   900,873


NET INCREASE IN NET ASSETS FROM OPERATIONS                       $832,333










See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                       For The Six Months    For the Year
                                                             Ended               Ended
                                                         June 30, 2012     December 31, 2011
                                                          (Unaudited)


INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss                                          $   (68,540)      $  (112,728)
 Net realized gain on investments                                 740,709         1,481,458
 Change in unrealized appreciation/depreciation
      of investments                                              160,164        (1,279,801)

Net increase in net assets from operations                        832,333            88,929


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                             -              (137)
 From net realized gain on investments                                  -        (1,358,308)

Net decrease in assets from distributions to shareholders               -        (1,358,445)


(DECREASE)/INCREASE IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS (Note C)                                (9,115)          715,716

Total increase (decrease) in net assets                           823,218          (553,800)

NET ASSETS:
 Beginning of period                                           16,107,113        16,660,913


 End of period                                                $16,930,331       $16,107,113




UNDISTRIBUTED NET INVESTMENT INCOME                           $  (181,266)      $         0



















See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term growth of capital.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Securities that are traded on any national exchange, including common stocks and exchange traded funds, are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market, including common stocks and exchange traded funds, are generally valued at the NASDAQ Official Closing Price. Mutual funds are valued at the net asset value of their shares on each business day. Securities may be valued on the basis of prices furnished by a pricing service when Parker Carlson & Johnson, Inc. (the
"Adviser") believes such prices accurately reflect the fair value of such securities. If the Adviser decides that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily reliable, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the
"Trustees"). Securities that are fair valued include warrants, convertible preferred stocks, convertible bonds trust and convertible bonds. It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on inputs such as a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues. Other inputs may include a review of the issuer's financial statements, cash flows or credit quality and other transactions or offers by the issuer. A combination of these and other methods may be used. Fair value for an illiquid security of a company may be determined using input from firms having detailed knowledge of the company, not only of the company's current operating capability but knowledge also of the favorable or unfavorable future impact of current business alliances. Fair value of an illiquid security may also be determined to be the price at which the company completes the most recent sale of securities in a private offering.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. During the current period, management adopted the disclosure requirements effective for the fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

There  were  no  transfers  in  and  out  of  Levels  1  and  2.

The unobservable inputs used in the fair value measurement of the Fund's Level 3 private equity securities (Convertible Preferred Stock Trust) include valuations used for new rounds of financing, performance results as compared to targets set by the issuers and valuations provided by the general partner of the limited partnership.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value the Fund's securities as of June 30, 2012.




                                         Level 1   Level 2   Level 3    Total
Security Type                              Investments in Securities ($000)
Common Stocks and Exchange Traded Funds  $13,039  $      -  $      -  $13,039
Warrants                                       -         -         -        -
Convertible Preferred Stock Trust              -         -       110      110
Mutual Funds                               4,270         -         -    4,270
Total                                    $17,309  $      -  $    110  $17,419
                                         -------  --------  --------  -------

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)




                                                                     Measurements
                                                           Using Unobservable Inputs ($000)
                                                                      (Level 3)

                                                                      Securities
---------------------------------------------------------

Beginning Balance December 31, 2011                                                   $169

Total gains or losses (realized/unrealized) included in
earnings                                                                               (15)

Purchases                                                                                0

Sales                                                                                  (44)

Issuances                                                                                0

Settlements                                                                              0

Transfers in to Level 3                                                                  0

Transfers out of Level 3                                                                 0

Ending Balance June 30, 2012                                                          $110
The amount of total gains or losses for the period
included in earnings (or changes in net assets)
attributable to the change in unrealized gains or losses
relating to assets still held at the reporting date                                   $  0
                                                                                      =====

(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2011, the Fund has no capital loss carry forward.

(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains, if any, generally are declared and paid annually, but can be more frequent. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is not known; however, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT

     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 1.0% of the daily net assets of the Fund. Investment advisory fees were $84,545 for the six months ended June 30, 2012.

The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including Trustee fees of $2,000 for the six months ended June 30, 2012.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $50,727 for the six months ended June 30, 2012.

Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.




C.   CAPITAL SHARE TRANSACTIONS
                                     For the Six Months Ended       For the Year Ended
                                           June 30, 2012            December 31, 2011
                                            (Unaudited)

                                     Shares         Dollars      Shares          Dollars
                                    --------       ---------    --------        --------
     Subscriptions                   19,380     $   385,667      26,113     $   552,891
     Reinvestment of distributions        0               0      71,799       1,358,445

                                     19,380         385,667      97,912       1,911,336
     Redemptions                    (19,669)       (394,782)    (57,090)     (1,195,620)

     Net increase (decrease)           (289)    $    (9,115)     40,822     $   715,716

D.  INVESTMENT  TRANSACTIONS

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2012, aggregated $20,196,689 and $20,178,786, respectively.

At June 30, 2012, gross unrealized appreciation on investments was $2,054,981 and gross unrealized depreciation on investments was $115,475 for a net unrealized appreciation of $1,939,506 for financial reporting and federal income tax purposes.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

E.  FEDERAL  TAX  DISCLOSURE



                                    Tax Character of Distributions Paid
        For the Year Ended December 31, 2011                   For the Year Ended December 31, 2010
        -------------------------------------                  -------------------------------------

Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
---------------   -------------   ------------------   ---------------   -------------   -------------------
$        44,946   $   1,313,499   $        1,358,445   $        15,127   $     376,189   $          391,316
===============   =============   ==================   ===============   =============   ===================







     Tax Basis of Distributable Earnings
          As of December 31, 2011


Undistributed    Undistributed
  Ordinary        Accumulated     Unrealized
   Income       Realized Gains   Appreciation
-------------   --------------   ------------
$       2,715   $       13,229   $  1,775,724
=============   ==============   ============


The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2008-2011) and has concluded that as of June 30, 2012 no provision for unrecognized tax benefits or expenses is required in these financial statements.

F. SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the date of issuance of the financial statements and determined that no events have occurred that require disclosure.

G. RENEWAL OF INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between the Fund and the Adviser (the "Agreement") was renewed by the Board of Trustees at a meeting held on February 15, 2012. In determining whether to approve the Agreement, the Trustees reviewed the following: the nature of the Adviser's business; the performance of the Fund and the Adviser; the Adviser's personnel and operations; the nature, quality and extent of the investment advisory services provided by the Adviser to the Fund; the cost of the services and the profit to be realized by the Adviser; a comparison of the fees paid by other funds and accounts; and economies of scale and other benefits to the Fund and the Adviser.

The Trustees reviewed a description of the Adviser's business and a copy of the Adviser's most recent registration statement on Form ADV. The Trustees noted that the Fund is used as an investment vehicle for the Adviser's management clients, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and Fund shareholders receive many of the same advice and planning services, at no additional cost, as the Adviser's non-Fund clients.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

The representatives of the Adviser explained that understanding the nature of the Adviser's business is important in reviewing the Fund's performance and advisory fees. The Trustees also reviewed the Adviser's balance sheet dated as of December 31, 2011, and income statement for the year ended December 31, 2011, and concluded that the Adviser had adequate financial resources to provide the necessary services to the Fund. The Trustees also considered the services provided by Service Corp., a wholly owned subsidiary of the Adviser. The Adviser explained that Service Corp., the Fund's transfer agent, fund accountant, and dividend disbursing agent, was formed to provide transfer agency services to the Funds in a cost efficient manner. The Trustees reviewed Service Corp.'s balance sheet dated as of December 31, 2011, and income statement for the year ended December 31, 2011, and concluded that Service Corp. has adequate financial resources to provide the necessary services to the Fund.

Next, the Trustees reviewed the Adviser's personnel and operations. The organizational chart of all professional personnel performing services for the Fund was next reviewed, as well as a breakout of the amount of time spent on the Funds' activities as compared to the amount of time spent on other activities. Following this review, the Trustees concluded that the Adviser's personnel staffing was adequate to provide the necessary services to the Fund, and that the quality of the services provided by the Adviser to the Fund is excellent.

The Trustees compared the Fund's average total returns to several broad-based indices. Mr. Johnson noted that the investment focus of the Fund has changed from small-cap stocks at the inception of the Fund, to primarily large-cap growth stocks in the 1990s, to a combination of individual stocks and ETFs, which presently comprise a majority of the Fund's investment portfolio. This evolution makes benchmark comparisons more difficult. Mr. Johnson reviewed with the Trustees the recent and long-term performance of the Fund, compared to benchmarks and funds of similar size and strategy, during the portfolio review earlier in the meeting. Mr. Johnson noted that since the Fund's investment objective and strategy is not comparable to that of the Adviser's separately managed accounts, average total returns of the Fund and these accounts were not compared. The Trustees concluded that the performance of the Fund was acceptable based on this review.

The Trustees then turned their attention to the nature, quality and extent of the services provided to the Fund. In addition to reviewing the professional personnel involved in providing advisory services to the Fund, the Trustees (i) reviewed the Adviser's compliance programs, including the Adviser's practices for monitoring compliance with the Funds' investment limitations; (ii) the business background and experience of the Adviser's Chief Compliance Officer;
(iii) examinations of the Adviser by state or Federal regulators during the period since the last renewal of the Agreement; (iv) any material litigation or administrative actions involving the Adviser or its affiliates, of which there were none; and (v) the Adviser's currently effective Code of Ethics ratified earlier in this meeting pursuant to Rule 17j-1. The Trustees reviewed the certification from the Adviser that the employees of the Adviser have complied with the Adviser's Code of Ethics and that the Adviser has procedures in place to prevent violations of its Code of Ethics. The Trustees concluded that they were satisfied with the compliance programs of the Adviser. Based on the materials presented and their experiences with the Adviser, the Trustees concluded that the nature, quality and extent of the services provided by the Adviser in light of the objective and strategy of the Fund were consistent with the Board's expectations.

The Trustees also considered the cost to the Adviser and Service Corp. of providing the services and the profits realized by the Adviser and Service Corp. in servicing the Fund. In reviewing the Adviser's profitability, the Trustees considered and reviewed the information in the Board materials which included the allocation of expenses to the Adviser, including the method of allocating indirect and overhead costs with respect to the Fund; a comparison of the Adviser's overall profitability with the profitability of other investment advisers; and material payments by the Fund to the Adviser, other than the fees paid pursuant to the Agreement. After this review, the Trustees concluded that the allocation of expenses was reasonable, the profitability of the Adviser was reasonable, and that when consolidated with the profitability of Service

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

Corp. profitability was below the average of other investment advisers, and the service provider fees charged by Service Corp. were reasonable in light of the high level of services provided.

Next, the Trustees considered whether the compensation payable to the Adviser was reasonable in comparison to fees paid by other funds in the Fund's respective peer groups and in absolute terms. In doing so, the Trustees reviewed (i) the current advisory fee schedule, actual dollar payments and any proposed changes; (ii) an advisory fee comparison with the advisory fee of similar sized funds; (iii) a comparison of advisory fees paid by the Fund under the Agreement with fees paid to the Adviser by other comparable accounts managed by the Adviser; and (iv) a comparison of the expense ratio of the Fund with the expense ratio of funds in the respective peer groups. Ms. Carlson informed the Trustees that, because of the nature of the relationship between the Adviser and the shareholder/clients, the level of service received by shareholders, in her opinion, exceeded the "average service" provided by advisers to other mutual funds. She stated that the Adviser provides shareholder reporting tailored to specific client needs, provides performance and cost information, and makes the Fund's managers available for shareholder questions. She explained that these services are embodied in its advisory fee. In addition, Ms. Carlson noted that many of the smaller accounts invested in the Fund would be subject to a minimum fee if the Adviser managed the assets in a separate account, and these minimums would exceed the 1.0% advisory fees charged through the Fund. The Trustees noted that a better fee/expense comparison is total expenses paid by comparable funds, since the Fund's advisory fee is all-inclusive with no front-end, deferred or redemption fees. Ms. Carlson noted that since the Fund's investment objective and strategy is not comparable to that of the Adviser's separately managed accounts, a comparison of the advisory fees paid by the Fund to the fees paid by the Adviser's separately managed accounts are not particularly relevant. After reviewing all the information presented and discussing with the Adviser, the Trustees concluded that the Adviser's fees with respect to the Fund were reasonable.

Next, the Trustees reviewed the economies of scale associated with managing the Fund, the appropriateness of fee breakpoints, and benefits that accrue to the Adviser as a result of its relationship with the Fund. The Trustees concluded that as the Fund grows, adding breakpoints to benefit from realized economies of scale could be appropriate, but that such considerations are not yet relevant due to the relative size of the Fund and the fact that the Adviser is not accumulating excessive profits from the Advisory Agreement. In addition, the Trustees concluded that investment analysis done on behalf of the Fund may benefit some of the Adviser's other accounts, but investment ideas utilized in other accounts also may benefit the Fund. Finally, the Trustees reviewed a report on the use of the Fund brokerage as a "soft dollar" payment for research and discussed the benefits of the soft dollar arrangements to the Adviser, as well as the benefits to the shareholders.

Finally, the Trustees reviewed the Adviser's practices for monitoring compliance. Ms. Carlson, as Chief Compliance Officer, explained that monthly tests are performed to ensure the Fund is in compliance with IRS and SEC diversification requirements. Ms. Carlson is one of the founders of the Adviser and has been in the investment management business for more than 30 years. Her experience and background provide her with an understanding of the functions and requirements from the ground up. There have been no examinations by state or Federal regulators since the last renewal of the Adviser's Agreements a year ago. Mr. Johnson confirmed there is no material litigation or administrative actions pending involving the Adviser or Service Corp.

Based upon the information provided, the Board concluded that the fees paid, and to be paid, to the Adviser pursuant to the Agreement were reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders. Therefore, the Agreement was renewed for an additional one year term by the Trustees, including the Independent Trustees.

PC&J  PERFORMANCE  FUND
-----------------------

FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2011, 2010, 2009, 2008, and 2007, has been derived from data contained in financial statements examined by Deloitte & Touche LLP, an independent registered public accounting firm. The information for the six months ended June 30, 2012, has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.



                                                 Period Ended
                                                    June 30,                       Years Ended December 31,

Selected Data for Each Share of Capital Stock        2012           2011         2010        2009        2008          2007
Outstanding Throughout the Period                (Unaudited)
----------------------------------------------

NET ASSET VALUE-BEGINNING OF PERIOD             $     18.93     $   20.57     $ 18.73     $ 15.98     $  25.27     $   23.22

Income from investment operations:
   Net investment income (loss)                       (0.21)        (0.13)       0.02        0.09         0.03         (0.04)
   Net realized and unrealized
      gain (loss) on securities                        1.19          0.23        2.32        2.77        (9.29)         4.35

TOTAL FROM INVESTMENT OPERATIONS                       0.98          0.10        2.34        2.86        (9.26)         4.31

Less distributions:
   From net investment income                             -         (0.00) 1    (0.02)      (0.11)       (0.01)        (0.00) 1
   From net realized gain
     on investments                                       -         (1.74)      (0.48)          -        (0.02)        (2.26)

TOTAL DISTRIBUTIONS                                   (0.00)        (1.74)      (0.50)      (0.11)       (0.03)        (2.26)

NET ASSET VALUE-END OF PERIOD                   $     19.91     $   18.93     $ 20.57     $ 18.73     $  15.98     $   25.27


TOTAL RETURN 2                                         5.18%         0.51%      12.46%      17.92%      (36.63%)       18.50%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                            1.59%*        1.60%       1.60%       1.60%        1.60%         1.60%
   Net investment income (loss)                       (0.81%)*      (0.67)%      0.08%       0.53%        0.14%        (0.14)%

Portfolio turnover rate                              300.79%*      246.94%     182.11%     144.93%      108.94%        78.54%

Net assets at end of period (000's)             $    16,930     $  16,107     $16,661     $16,873     $ 15,934     $  27,200






1 Less  than  ($.005)  per  share
2 Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions, if any. Past performance is not indicative of future results.

*  Annualized
See  notes  to  financial  statements.

PC&J PERFORMANCE FUND
---------------------

ADDITIONAL INFORMATION
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2012) and held for the entire period through June 30, 2012.

                                Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period
..
                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.





                                                    Ending Account
                          Beginning Account Value        Value        Expenses Paid
                              January 1, 2012        June 30, 2012   During Period*

Actual
                          $               1,000.00  $      1,051.77  $          8.16

Hypothetical (5% return
 before expenses)         $               1,000.00  $      1,016.93  $          8.02



* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366 (to reflect the one-half year period).

PC&J PERFORMANCE FUND

ADDITIONAL INFORMATION (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(UNAUDITED)

PORTFOLIO  CHARACTERISTICS




                                   % OF NET
INDUSTRY SECTOR                     ASSETS
                                   ---------

Consumer Discretionary                 13.2%
Consumer Staples                        2.1
Energy                                  5.0
Financial Services                     14.3
Healthcare                             14.9
Industrials                             6.1
Information Technology                 14.4
Materials                               1.9
Utilities                               1.3
Diversified Indexed Trusts              3.9
Convertible Preferred Stock Trust       0.6
Mutual Funds                           25.2
Assets less other liabilities          (2.9)
Total                                 100.0%
                                   ---------







A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.   Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of July 19, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Performance Fund
---------------------

By
/s/
---
Kathleen Carlson, Treasurer

Date     August 1, 2012
         --------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
James M. Johnson, President

Date     August 1, 2012
         --------------

By
/s/
---
Kathleen Carlson, Treasurer

Date     August 1, 2012
         --------------